UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Assets
Allowance for credit losses	$ 1,138	$ 1,138	$ 0
Liabilities and Stockholders’ (Deficit)/Equity
Accounts payable and accrued expenses	68,557	68,557	66,558
Other liabilities	$ 14,973	$ 14,973	$ 25,837
Stockholders’ (Deficit)/Equity
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares) | shares	66,000,000	66,000,000	66,000,000
Common stock, issued (in shares) | shares	15,136,302	15,136,302	15,035,467
Common stock, outstanding (in shares) | shares	15,136,302	15,136,302	15,035,467
Reverse stock split ratio	0.02	0.02
Related Party
Liabilities and Stockholders’ (Deficit)/Equity
Accounts payable and accrued expenses	$ 81	$ 81	$ 0
Other liabilities	$ 0	$ 0	$ 390